INCOME TAX BENEFIT - Schedule of Consolidated Pretax Income (Loss) (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States		$ (125,281)	$ (17,676)	$ 2,684	$ (82,868)
Foreign		(1,079)	(3,268)	(51,222)	(30,075)
Loss before income taxes	$ (126,360)	$ (126,360)	$ (20,944)	$ (48,538)	$ (112,943)